                             Keynote Series Account

                       ---------------------------------

                          MONY LIFE INSURANCE COMPANY
                       ---------------------------------

                                 ANNUAL REPORT

                               DECEMBER 31, 1998

THIS REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE OF ANY CONTRACTS PARTICIPATING IN THE KEYNOTE SERIES ACCOUNT, OR AS A SOLICITATION AS AN OFFER TO BUY ANY CONTRACTS UNLESS PRECEDED BY OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS THE COMPLETE INFORMATION OF CHARGES AND EXPENSES.

                             MONY SERIES FUND, INC.

Dear Shareholder,

     The financial crisis which threatened world economics and markets during the summer and early fall has eased. Central banks around the world lowered rates and increased liquidity helping to avert the impending financial meltdown. The massive flight to quality, which was both the result of the turmoil and the cause of some of it, has also abated. Markets have stabilized in many countries, and have recovered sharply in others, notably the U.S. However, the world financial system continues to be fragile and subject to shocks as the recent events in Brazil have demonstrated.

     Economic growth is slowing on a worldwide basis. The international market reaction to Brazil has stabilized, but their economic problems remain and significant disappointments (followed by potential unrest in many other South American economies) are possible. Japan is still experiencing weakness and Russia continues to have major problems. The U.S. remains one of the stronger and faster growing economies, and Europe is stable, but slower growth is likely in both in 1999. Inflation remains low with excess capacity in almost everything and commodity prices are weak, especially oil and copper.

     In the U.S., the consumer, buoyed by rising real wages, a good job outlook and the recovering stock market, exhibits rising confidence and a propensity to spend. Manufacturing, on the other hand, suffers from a lack of pricing power, slower revenues, rising wages and excess capacity. While the consumer is spending, generally discounts and sales are required to move merchandise. Spending onY2K remedies will be increasing as the year progresses. All of this puts pressure on corporate earnings, which is the problem that the market was worrying about before the financial crisis began. Earnings are expected to rise about 5 percent for the popular averages, which are influenced by technology and growth stocks, but overall corporate profits may not be as strong.

     On the positive side, interest rates should continue to be low and could decline further. Slower growth, deflationary pressures around the world, a declining Federal deficit and an accommodative or neutral Federal Reserve should keep downward pressure on rates. The question for stock market valuation in 1999 will be whether what the market loses from lower earnings is offset by what it gains from lower rates. As of now, the answer seems to be positive. As long as rates stay low and earnings are stable, the flow of money into equity funds should continue. Valuations are high, though, and parts of the world are still fragile and after four very strong years, it would be understandable if the market paused for breath.

                                            Sincerely,

                                            Kenneth M. Levine
                                            Chairman

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES December 31, 1998
--------------------------------------------------------------------------------

                                                                      IVA SUBACCOUNT
                                                          ---------------------------------------
                                                                            NON-TAX      VARIABLE
                                                          TAX QUALIFIED    QUALIFIED     PAYOUTS
                                                          -------------    ---------     --------
ASSETS
Investments at cost (Note 4)............................   $ 9,860,099     $2,502,044    $31,351
                                                           ===========     ==========    =======
     Investments in MONY Series Fund, Inc. at net asset
       value (Note 2)...................................   $13,867,760     $3,268,961    $33,607
     Amount due from MONY...............................            19              0          0
     Amount due from MONY Series Fund, Inc. ............             0              0     14,783
                                                           -----------     ----------    -------
Total assets............................................    13,867,779      3,268,961     48,390
                                                           -----------     ----------    -------
                      LIABILITIES
Amount due to MONY......................................             0              0     14,783
Amount due to MONY Series Fund, Inc. ...................            19              0          0
                                                           -----------     ----------    -------
Net assets..............................................   $13,867,760     $3,268,961    $33,607
                                                           ===========     ==========    =======

Net assets consist of:
     Contractholders' net payments......................   $(1,922,904)    $ (239,307)   $ 2,554
     Undistributed net investment income................     6,912,241      1,511,874     14,601
     Accumulated net realized gain on investments.......     4,870,762      1,229,477     14,196
     Unrealized appreciation of investments.............     4,007,661        766,917      2,256
                                                           -----------     ----------    -------
Net assets..............................................   $13,867,760     $3,268,961    $33,607
                                                           ===========     ==========    =======
Number of units outstanding*............................       102,567         25,866        255
                                                           -----------     ----------    -------
Net asset value per unit outstanding*...................   $    135.21     $   126.38    $131.99
                                                           ===========     ==========    =======
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF OPERATIONS For the year ended December 31, 1998
--------------------------------------------------------------------------------

                                                                     IVA SUBACCOUNT
                                                         ---------------------------------------
                                                                           NON-TAX     VARIABLE
                                                         TAX-QUALIFIED    QUALIFIED     PAYOUTS
                                                         -------------    ---------    --------
Dividend income........................................   $ 2,330,954     $ 532,040    $   2,904
Mortality and expense risk charges (Note 3)............      (140,523)      (32,835)           0
                                                          -----------     ---------    ---------
Net investment income..................................     2,190,431       499,205        2,904
                                                          -----------     ---------    ---------
Realized and unrealized gain (loss) on investments
  (Note 2):
  Proceeds from sales..................................     2,477,133     1,067,869      117,218
  Cost of shares sold..................................    (1,337,136)     (513,785)    (117,791)
                                                          -----------     ---------    ---------
Net realized gain (loss) on investments................     1,139,997       554,084         (573)
Net increase (decrease) in unrealized appreciation of
  investments..........................................    (1,780,657)     (663,529)       2,156
                                                          -----------     ---------    ---------
Net realized and unrealized gain (loss) on
  investments..........................................      (640,660)     (109,445)       1,583
                                                          -----------     ---------    ---------
Net increase in net assets resulting from operations...   $ 1,549,771     $ 389,760    $   4,487
                                                          ===========     =========    =========

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   IVA SUBACCOUNT
                                     ---------------------------------------------------------------------------
                                                                         NON-TAX                  VARIABLE
                                           TAX-QUALIFIED                QUALIFIED                 PAYOUTS
                                     -------------------------   ------------------------   --------------------
                                        1998          1997          1998          1997        1998        1997
                                     -----------   -----------   -----------   ----------   ---------   --------
FROM OPERATIONS:
     Net investment income.........  $ 2,190,431   $ 1,442,829   $   499,205   $  340,069   $   2,904   $  2,364
     Net realized gain (loss) on
       investments.................    1,139,997     1,134,570       554,084      212,258        (573)     3,628
     Net increase (decrease) in
       unrealized appreciation of
       investments.................   (1,780,657)    1,078,091      (663,529)     335,934       2,156     (3,316)
                                     -----------   -----------   -----------   ----------   ---------   --------
Net increase in net assets
  resulting from operations........    1,549,771     3,655,490       389,760      888,261       4,487      2,676
                                     -----------   -----------   -----------   ----------   ---------   --------
FROM UNIT TRANSACTIONS:
     Net proceeds from the issuance
       of units....................      248,720        96,048        14,437       23,698     107,936     78,388
     Net asset value of units
       redeemed or used to meet
       contract obligations........   (2,342,032)   (2,426,175)     (688,766)    (428,049)   (117,218)   (73,141)
                                     -----------   -----------   -----------   ----------   ---------   --------
Net increase (decrease) from unit
  transactions.....................   (2,093,312)   (2,330,127)     (674,329)    (404,351)     (9,282)     5,247
                                     -----------   -----------   -----------   ----------   ---------   --------
Net increase (decrease) in net
  assets...........................     (543,541)    1,325,363      (284,569)     483,910      (4,795)     7,923
Net assets beginning of year.......   14,411,301    13,085,938     3,553,530    3,069,620      38,402     30,479
                                     -----------   -----------   -----------   ----------   ---------   --------
Net assets end of year*............  $13,867,760   $14,411,301   $ 3,268,961   $3,553,530   $  33,607   $ 38,402
                                     ===========   ===========   ===========   ==========   =========   ========
Units outstanding beginning of
  year.............................      118,885       140,321        31,362       35,214         328        341
Units issued during the year.......        1,838           891            89           62         883        686
Units redeemed during the year.....      (18,156)      (22,327)       (5,585)      (3,914)       (956)      (699)
                                     -----------   -----------   -----------   ----------   ---------   --------
Units outstanding end of year......      102,567       118,885        25,866       31,362         255        328
                                     ===========   ===========   ===========   ==========   =========   ========
*Includes undistributed net
  investment income of:              $ 6,912,241   $ 4,721,810   $ 1,511,874   $1,012,669   $  14,601   $ 11,697

                       See notes to financial statements.

                             KEYNOTE SERIES ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     Keynote Series Account ("Keynote") is a separate investment account established on December 16, 1987 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     Keynote operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Keynote holds assets that are segregated from all of MONY's other assets and, at present, is used as a funding vehicle for retirement plans maintained by state educational organizations and certain other organizations to purchase tax-deferred annuities for their employees ("Group Plans") and as a funding vehicle for annuities purchased by individuals, principally for retirement purposes ("Individual Plans"). MONY is the legal owner of the assets in Keynote. This report contains information related to Individual Plans only.

     There is one separate account which consists of three subaccounts, two of which are available to Individual Plans. They all invest solely in the Equity Income Portfolio (the "Portfolio") of the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the 1940 Act as an open end, diversified, management investment company.

     The financial statements of the Portfolio, including the portfolio of investments, are contained on pages hereinafter of this report and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Investment Valuation:

     The investment in shares of the Fund's portfolio is stated at net asset value. The Fund's portfolio net asset value is based upon market valuations of the securities held.

  B. Taxes

     The operations of Keynote form a part of, and are taxed with, the operations of MONY. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributed to Keynote. Based upon this expectation, no charges are currently being deducted from Keynote for federal income tax purposes.

3. RELATED PARTY TRANSACTIONS

     Because Keynote purchases shares of the Fund's Portfolio, the net assets of Keynote reflect the Fund's Portfolio investment management fee charged by MONY Life Insurance Company of America (a wholly-owned subsidiary of MONY), the investment adviser, which provides investment advice and related services for each of the Fund's portfolios.

     Daily charges against Keynote for mortality and expense risks assumed by MONY are computed at an annual rate of 1.0% of the average daily net assets of the IVA Tax Qualified and Non-Tax Qualified subaccounts and no charges are made against the IVA Variable Payouts subaccount.

                             KEYNOTE SERIES ACCOUNT

4. INVESTMENTS

     Investments in the Equity Income Portfolio of the MONY Series Fund, Inc. at cost, at December 31, 1998 consist of the following:

                                                                     IVA SUBACCOUNT
                                                        ----------------------------------------
                                                                          NON-TAX      VARIABLE
                                                        TAX QUALIFIED    QUALIFIED      PAYOUTS
                                                        -------------    ----------    ---------
Shares beginning of year:
     Shares...........................................       531,782        131,126        1,417
     Amount...........................................   $ 8,622,983     $2,123,084    $  38,302
                                                         -----------     ----------    ---------
Share acquired:
     Shares...........................................         9,842         12,103        4,404
     Amount...........................................   $   243,298     $  360,705    $ 107,936
Shares received for reinvestment of dividends:
     Shares...........................................        90,277         20,606          112
     Amount...........................................   $ 2,330,954     $  532,040    $   2,904
Shares redeemed:
     Shares...........................................       (97,498)       (37,865)      (4,638)
     Amount...........................................   $(1,337,136)    $ (513,785)   $(117,791)
                                                         -----------     ----------    ---------
Net change:
     Shares...........................................         2,621         (5,156)        (122)
     Amount...........................................   $ 1,237,116     $  378,960    $  (6,951)
                                                         -----------     ----------    ---------
Shares end of year:
     Shares...........................................       534,403        125,970        1,295
     Amount...........................................   $ 9,860,099     $2,502,044    $  31,351
                                                         ===========     ==========    =========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of Keynote Series Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the IVA Tax Qualified, IVA Non-Tax Qualified, and IVA Variable Payouts Subaccounts (three of the subaccounts constituting the Keynote Series Account) at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 12, 1999

                            EQUITY INCOME PORTFOLIO

     With the expectation for slower economic growth, low inflation and lack of pricing power and uncertain earnings, selectivity becomes important. In this environment, companies who can achieve unit growth and who do not need price increases to succeed should be favored. This means an emphasis on healthcare -- pharmaceuticals and hospital supplies and telecommunications -- primarily telephones. Selected technology names such as GE, Xerox and Pitney Bowes should also do well. Financials -- banks and insurance should benefit from lower interest rates.

     At the other end of spectrum from the stable growers are the economy sensitive or cyclical stocks. The economic backdrop seems all wrong for them, but that is already well known and is reflected in the very depressed prices they sell at. If S.E. Asia is stabilizing and shows any signs of improvement; the energy, basic materials and capital goods stocks which were hurt the most by the economic crisis should benefit. The Portfolio is slowly increasing exposure to international oils, papers, forest products and chemical stocks. It may be early, but usually these groups move in anticipation of a change in the world outlook.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENTS IN MONY SERIES FUND, INC.
           EQUITY INCOME PORTFOLIO AND TOTAL RETURN ON S&P 500 INDEX

                          AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

1 YEAR   5 YEARS   10 YEARS
------   -------   --------
12.63%   18.88%     15.14%

  PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. ASSUMES REINVESTMENT OF
                                   DIVIDENDS.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

ASSETS
Securities, at value (Note 2)*..............................  $20,076,848
Dividends receivable........................................       31,253
Receivable for fund shares sold.............................           57
Prepaid expense.............................................            1
                                                              -----------
          Total assets......................................   20,108,159
                                                              -----------
LIABILITIES
Bank overdraft..............................................      231,645
Payable for fund shares redeemed............................       14,793
Payable for securities purchased............................       35,482
Accrued expenses:
     Investment advisory fees...............................        8,239
     Custodian fees.........................................        2,655
     Accounting fees........................................        2,150
     Professional fees......................................        9,275
     Miscellaneous fees.....................................        2,433
                                                              -----------
          Total liabilities.................................      306,672
                                                              -----------
NET ASSETS..................................................  $19,801,487
                                                              ===========
Net assets consist of:
     Capital stock -- $.01 par value........................  $     7,629
     Additional paid-in capital.............................    9,840,765
     Undistributed net investment income....................      365,228
     Undistributed net realized gain on investments.........    3,109,108
     Net unrealized appreciation of investments.............    6,478,757
                                                              -----------
NET ASSETS..................................................  $19,801,487
                                                              ===========
Shares of capital stock outstanding.........................      762,967
                                                              -----------
Net asset value per share of outstanding capital stock......  $     25.95
                                                              ===========
*Investments at cost........................................  $13,598,091

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:
     Interest...............................................  $    37,915
     Dividends..............................................      486,698
                                                              -----------
          Total investment income...........................      524,613
                                                              -----------
EXPENSES:
     Investment advisory fees (Note 3)......................      100,307
     Custodian fees.........................................        8,078
     Accounting fees (Note 3)...............................       29,965
     Professional fees......................................        9,074
     Directors fees.........................................        2,249
     Miscellaneous fees.....................................        2,500
                                                              -----------
          Total expenses....................................      152,173
          Expenses reduced by a custodian fee arrangement...       (2,799)
                                                              -----------
          Net expenses......................................      149,374
                                                              -----------
Net investment income.......................................      375,239
                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 2):
     Realized gain from security transactions (excluding
      short-term securities):
          Proceeds from sales...............................    8,724,523
          Less: Cost of securities sold.....................    5,637,884
                                                              -----------
Net realized gain on investments............................    3,086,639
Net decrease in unrealized appreciation of investments......   (1,030,272)
                                                              -----------
Net realized and unrealized gain on investments.............    2,056,367
                                                              -----------
Net increase in net assets resulting from operations........  $ 2,431,606
                                                              ===========

                       See notes to financial statements.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                 1998           1997
                                                                 ----           ----
FROM OPERATIONS:
     Net investment income..................................  $   375,239    $   444,144
     Net realized gain on investments (Note 2)..............    3,086,639      2,832,463
     Net increase (decrease) in unrealized appreciation of
      investments...........................................   (1,030,272)     2,149,816
                                                              -----------    -----------
Net increase in net assets resulting from operations........    2,431,606      5,426,423
                                                              -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income (Note 4).........................     (632,565)      (774,467)
     Net realized gain from investment transactions (Note
      4)....................................................   (2,642,564)    (1,471,218)
                                                              -----------    -----------
          Total dividends and distributions to
             shareholders...................................   (3,275,129)    (2,245,685)
                                                              -----------    -----------
FROM SHARE TRANSACTIONS:
     Proceeds from the issuance of shares...................      796,187        321,172
     Proceeds from dividends and distributions reinvested...    3,275,129      2,245,685
     Net asset value of shares redeemed.....................   (4,147,192)    (3,599,056)
                                                              -----------    -----------
Net decrease in net assets resulting from share
  transactions..............................................      (75,876)    (1,032,199)
                                                              -----------    -----------
Net increase (decrease) in net assets.......................     (919,399)     2,148,539
Net assets beginning of year................................   20,720,886     18,572,347
                                                              -----------    -----------
Net assets end of year*.....................................  $19,801,487    $20,720,886
                                                              ===========    ===========
Shares issued and redeemed:
     Issued.................................................       29,633         12,780
     Issued in reinvestment of dividends and
      distributions.........................................      126,845        104,450
     Redeemed...............................................     (158,014)      (144,920)
                                                              -----------    -----------
          Net decrease in outstanding shares................       (1,536)       (27,690)
                                                              ===========    ===========
*Including undistributed net investment income of:            $   365,228    $   444,144

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1998

      VALUE                                                                VALUE
DESCRIPTION                               SHARES                           (NOTE
2)      DESCRIPTION                               SHARES                (NOTE 2)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.9%
---------------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.3%
  Northrop Grumman Corp.                    2,500         $   182,813
  United Technologies Corp.                 2,500             271,875
                                                          -----------
                                                              454,688
                                                          -----------
AUTOMOBILES -- 2.3%
  Ford Motor Co.                            4,000             234,750
  General Motors Corp.                      3,000             214,688
                                                          -----------
                                                              449,438
                                                          -----------
AUTOMOTIVE PARTS -- 1.4%
  Dana Corp.                                4,000             163,500
  Eaton Corp.                               1,500             106,031
                                                          -----------
                                                              269,531
                                                          -----------
BANKS/MAJOR -- 5.1%
  Bank of New York, Inc.                    6,000             241,500
  BankAmerica Corp.                         4,000             240,500
  Bankers Trust New York Corp.                700              59,806
  Chase Manhattan Corp.                     3,500             238,219
  Citigroup, Inc.                           4,800             237,600
                                                          -----------
                                                            1,017,625
                                                          -----------
BANKS/REGIONAL -- 4.4%
  BankBoston Corp.                          3,800             147,962
  First Union Corp.                         3,000             182,438
  Fleet Financial Group, Inc.               4,000             178,750
  Mellon Bank Corp.                         2,500             171,875
  Wells Fargo & Co.                         5,000             199,688
                                                          -----------
                                                              880,713
                                                          -----------
CHEMICALS -- 2.0%
  duPont (E.I.) de Nemours & Co.            3,000             159,188
  Olin Corp.                                4,000             113,250
  Rohm & Haas Co.                           4,000             120,500
                                                          -----------
                                                              392,938
                                                          -----------
CONGLOMERATES -- 1.7%
  Harsco Corp.                              3,500             106,531
  Textron, Inc.                             3,000             227,813
                                                          -----------
                                                              334,344
                                                          -----------
CONTAINERS AND PACKAGING -- 0.6%
  Temple-Inland, Inc.                       2,000             118,625
                                                          -----------
COSMETICS -- 1.8%
  Avon Products, Inc.                       8,000             354,000
                                                          -----------
DRUGS -- 9.3%
  American Home Products Corp.              6,000             337,875
  Baxter International, Inc.                4,000             257,250
  Bristol Myers Squibb Co.                  2,500             334,531
  Lilly (Eli) & Co.                         1,000              88,875
  Merck and Co., Inc.                       1,000             147,688
  Pharmacia & UpJohn, Inc.                  4,000             226,500
  Schering-Plough Corp.                     1,000              55,250
  SmithKline Beecham, plc, ADR              4,000             278,000
  Warner Lambert Co.                        1,500             112,781
                                                          -----------
                                                            1,838,750
                                                          -----------
ELECTRICAL EQUIPMENT -- 5.1%
  Emerson Electric Co.                      4,000         $   250,250
  General Electric Co.                      7,500             765,469
                                                          -----------
                                                            1,015,719
                                                          -----------
ELECTRONICS -- 2.0%
  AMP, Inc.                                 5,700             296,756
  Thomas & Betts Corp.                      2,500             108,281
                                                          -----------
                                                              405,037
                                                          -----------
FINANCIAL SERVICES -- 0.6%
  Morgan (JP) Co.                           1,200             126,075
                                                          -----------
FOREST PRODUCT -- 0.8%
  Weyerhaeuser Co.                          3,000             152,438
                                                          -----------
INSURANCE -- 3.8%
  CIGNA Corp.                               4,500             347,906
  Lincoln National Corp.                    3,000             245,438
  St. Paul Cos., Inc.                       4,500             156,375
                                                          -----------
                                                              749,719
                                                          -----------
MACHINERY -- 1.6%
  Caterpillar Tractor Co.                   3,500             161,000
  Cooper Industries, Inc.                   2,000              95,375
  Timken Co.                                3,500              66,063
                                                          -----------
                                                              322,438
                                                          -----------
METALS -- 1.3%
  Carpenter Technology Corp.                3,000             101,813
  USX-Marathon Group                        5,000             150,625
                                                          -----------
                                                              252,438
                                                          -----------
MISCELLANEOUS -- 0.9%
  Minnesota Mining & Manufacturing
    Co.                                     1,500             106,688
  Phelps-Dodge Corp.                        1,500              76,312
                                                          -----------
                                                              183,000
                                                          -----------
NATURAL GAS -- 3.9%
  Consolidated Natural Gas Co.              4,000             216,000
  El Paso Energy Corp.                      6,000             208,875
  Enron Corp.                               4,000             228,250
  Questar Corp.                             6,000             116,250
                                                          -----------
                                                              769,375
                                                          -----------
OFFICE & BUSINESS EQUIPMENT -- 4.2%
  Pitney-Bowes, Inc.                        5,500             363,344
  Xerox Corp.                               4,000             472,000
                                                          -----------
                                                              835,344
                                                          -----------
OIL -- DOMESTIC -- 1.3%
  Amoco Corp.                               2,000             120,750
  Atlantic Richfield Co.                    2,000             130,500
                                                          -----------
                                                              251,250
                                                          -----------

                       See notes to financial statements.

                             MONY SERIES FUND, INC.
                            EQUITY INCOME PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1998

      VALUE                                                                VALUE
DESCRIPTION                               SHARES                           (NOTE
2)      DESCRIPTION                               SHARES                (NOTE 2)
--------------------------------------------------------------------------------

OIL -- INTERNATIONAL -- 4.7%
  British Petroleum, plc, ADR               1,500         $   134,438
  Chevron Corp.                             2,000             165,875
  Exxon Corp.                               3,000             219,375
  Mobil Corp.                               2,800             243,950
  Royal Dutch Petroleum Co.                 1,400              67,025
  Texaco, Inc.                              2,000             105,750
                                                          -----------
                                                              936,413
                                                          -----------
OIL -- SERVICES & DRILLING -- 4.1%
  Baker Hughes Inc.                         5,000              88,437
  Diamond Offshore Drilling                 4,000              94,750
  Halliburton Co.                           5,000             148,125
  Schlumberger Limited                      3,000             138,375
  Williams (The) Companies, Inc.           11,000             343,063
                                                          -----------
                                                              812,750
                                                          -----------
PAPER & PAPER PRODUCTS -- 3.8%
  Bowater, Inc.                             3,000             124,312
  Georgia-Pacific Group                     3,500             204,969
  International Paper Co.                   4,000             179,250
  Union Camp Corp.                          3,500             236,250
                                                          -----------
                                                              744,781
                                                          -----------
PHOTOGRAPHY -- 0.2%
  Eastman Kodak Co.                           500              36,000
                                                          -----------
PUBLISHING -- 2.1%
  McGraw-Hill Companies, Inc.               4,000             407,500
                                                          -----------
REAL ESTATE INVESTMENT
  TRUSTS -- 3.5%
  Avalon Bay Communities, Inc.              2,000              68,500
  Boston Properties, Inc.                   2,500              76,250
  Crescent Real Estate Equities
    Trust                                   4,000              92,000
  Developers Diversified Realty
    Corp.                                   5,000              88,750
  Equity Office Properties Trust            4,000              96,000
  Equity Residential Properties
    Trust                                   2,000              80,875
  Felcor Suite Hotels, Inc.                 2,000              46,125
  Health Care Property Investors,
    Inc.                                    5,000             153,750
                                                          -----------
                                                              702,250
                                                          -----------
RETAIL SERVICES -- 0.6%
  Sears Roebuck & Co.                       3,000             127,500
                                                          -----------
SAVINGS & LOAN -- 1.2%
  Washington Mutual, Inc.                   6,000             229,125
                                                          -----------
SOAPS -- 0.9%
  Colgate-Palmolive Co.                     2,000             185,750
                                                          -----------
TELECOMMUNICATIONS
  EQUIPMENT -- 0.4%
  Harris Corp.                              2,000              73,250
                                                          -----------
TOBACCO -- 1.7%
  Fortune Brands, Inc.                      3,500             110,688
  Philip Morris Companies, Inc.             4,300             230,050
                                                          -----------
                                                              340,738
                                                          -----------
U.S. GOVERNMENT AGENCIES -- 1.1%
  Federal National Mortgage Assn.           3,000             222,000
                                                          -----------
UTILITIES -- ELECTRIC -- 5.7%
  American Electric Power, Inc.             3,000         $   141,188
  CMS Energy Corp.                          4,000             193,750
  Carolina Power & Light Co.                4,000             188,250
  Duke Energy Corp.                         4,000             256,250
  Edison Int'l                              6,000             167,250
  FPL Group, Inc.                           3,000             184,875
                                                          -----------
                                                            1,131,563
                                                          -----------
UTILITIES -- TELEPHONE -- 12.5%
  AT&T Corp.                                4,000             301,000
  Ameritech Corp.                           4,500             285,187
  Bell Atlantic Corp.                       4,500             255,656
  Bellsouth Corp.                           6,000             299,250
  Frontier Corp.                            6,000             204,000
  GTE Corp.                                 4,000             269,750
  SBC Communications, Inc.                  5,500             294,938
  Sprint Corp. "FON"                        3,000             252,375
  Sprint Corp. "PCS"*                       1,500              34,688
  US West Communications Group              4,000             258,495
                                                          -----------
                                                            2,455,339
                                                          -----------
TOTAL COMMON STOCKS
(COST $13,099,687)                                        $19,578,444
---------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT
                                         --------
COMMERCIAL PAPER -- 0.6%
  Enterprise Funding Corp., 5.42%,
    due 01/19/99 (COST $124,661)         $125,000         $   124,661
---------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 1.9%
  Federal Home Loan Mortgage,
    5.04%, due 01/20/99                  $200,000         $   199,468
  Federal Home Loan Mortgage,
    5.04%, due 02/12/99                   100,000              99,412
  Federal National Mortgage Assn.,
    5.08%, due 01/14/99                    75,000              74,863
                                                          -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $373,743)                                           $   373,743
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.4%
(COST $13,598,091)                                        $20,076,848
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4%)              (275,361)
---------------------------------------------------------------------
NET ASSETS -- 100.0%                                      $19,801,487
=====================================================================
The aggregate cost of securities for Federal income tax purpose at
  December 31, 1998 is $13,584,864.
    The following amounts are based on costs for Federal income tax purposes:
        Aggregate gross unrealized appreciation           $ 6,859,022
        Aggregate gross unrealized depreciation              (367,038)
                                                          -----------
        Net unrealized appreciation                       $ 6,491,984
                                                          ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------
* Non-income producing security as defined by the Investment Company Act of 1940.
  ADR = American Depository Receipt.
  Percentages are based on net assets.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

     The Equity Income Portfolio (the "Portfolio") is one of the portfolios offered within the MONY Series Fund, Inc. (the "Fund"). The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open end, diversified, management investment company. This registration does not imply any supervision by the Securities and Exchange Commission over the Fund's management. The Equity Income Portfolio is presented here since it is the only portfolio available to the Individual Plans of the Keynote Series Account ("Keynote").

2. SIGNIFICANT ACCOUNTING POLICIES

  A. Portfolio Valuations:

     Short-term securities with 61 days or more to maturity at time of purchase are valued at market through the 61st day prior to maturity, based on quotations obtained from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity.

     Common stocks traded on national securities exchanges are valued at the last sales price as of the close of the New York Stock Exchange or at the last bid price for over-the-counter securities.

     All other securities, when held by the Portfolio, including any restricted securities, are valued at their fair value as determined in good faith by the Board of Directors. As of December 31, 1998, there were no such securities.

  B. Federal Income Taxes:

     Each portfolio of the Fund is a separate entity for Federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  C. Security Transactions and Investment Income:

     Security transactions are recorded as of the trade date.

     Dividend income is recorded on the ex-dividend date, income from other investments is accrued as earned.

     Realized gains and losses from investments sold are determined on the basis of identified cost for accounting and federal income tax purposes.

  D. Other:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Earnings credits received from the custodian are shown as a reduction of total expenses.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

     Under an investment advisory agreement between the Fund and MONY Life Insurance Company of America ("Investment Adviser" or "MONY America"), a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"), the Investment Adviser provides investment advice and related services for the Portfolio, administers the overall day-to-day affairs of the Portfolio, bears all expenses associated with organizing the Fund, the initial registration of its securities, and the compensation of the directors, officers and employees of the Portfolio who are affiliated with the Investment Adviser.

     For these services, the Investment Adviser receives an investment advisory fee. The fee is a daily charge equal to an annual rate of .50% of the first $400,000,000 of the average daily net assets of the Portfolio; .35% of the next $400,000,000 of the average daily net assets of the Portfolio; and .30% of the average daily net assets of the Portfolio in excess of $800,000,000. Prior to October 14, 1997, the fee for the first $400,000,000 was .40% of the aggregate average daily net assets for all of the Fund's portfolios. For the year ended December 31, 1998, the fees incurred by the Equity Income Portfolio was $100,307. On October 15, 1997, the Investment Adviser began assessing the Fund an accounting fee. This fee is based on an allocation of expenses borne by the Investment Adviser for personnel, facilities and services necessary to calculate the portfolios' daily net asset values. The fee is allocated to the portfolios at $25,000 per portfolio, per annum, with the excess of the Investment Adviser's expenses allocated to each portfolio daily based on each portfolio's net assets in relation to the total net assets of the Fund.

     The Investment Adviser has a service agreement with MONY to provide it with personnel, services, facilities, supplies and equipment in order to carry out its duties to provide investment management services under the investment advisory agreement. MONY also provides transfer agent services to the Portfolio. The Investment Adviser pays MONY for these services.

     Directors' fees incurred for non-affiliated Directors of the Fund for the year ended December 31, 1998, amounted to $2,249 for the Equity Income Portfolio.

4. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized capital gains, if any, of the Equity Income Portfolio will normally be declared and reinvested annually in additional full and fractional shares.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from generally accepted accounting principles.

     At December 31, 1998, the Equity Income Portfolio increased undistributed realized gains by $10,010, and decreased undistributed net investment income by $10,010. These differences are primarily due to return of capital distributions received on investments.

5. CAPITAL STOCK

  A. Authorized Capital Stock:

     The Equity Income Portfolio has 150 million authorized shares of capital stock with a par value of $.01 per share.

                             MONY SERIES FUND, INC.

                            EQUITY INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL STOCK (CONTINUED)
  B. Purchases of Portfolio Shares:

     Shares of the Portfolio are sold only to MONY America and MONY for allocation to MONY America Variable Account L and MONY Variable Account L to fund benefits under Flexible Premium Variable Life Insurance Contracts, to MONY America Variable Account S and MONY Variable Account S to fund benefits under Variable Life Insurance with Additional Premium Option Contracts; and to MONY America Variable Account A and MONY Variable Account A, to fund benefits under Flexible Payment Variable Annuity Contracts issued by those companies. Shares of the Fund are also sold to MONY for allocation to the Keynote Series Account ("Keynote") to fund benefits under Individual Annuity Plans issued by MONY.

6. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from sales or maturities, other than short-term investments, for the year ended December 31, 1998 were $5,336,860 and $8,724,523, respectively.

                             MONY SERIES FUND, INC.

                              FINANCIAL HIGHLIGHTS

                            EQUITY INCOME PORTFOLIO

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                FOR THE YEARS ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------
                                          1998          1997          1996          1995          1994           1993
                                       -----------   -----------   -----------   -----------   -----------   ------------
Net asset value, beginning of
  period.............................  $     27.10   $     23.44   $     19.61   $     15.53   $     16.43   $      15.56
                                       -----------   -----------   -----------   -----------   -----------   ------------
Income from investment operations
  Net investment income..............         0.78          0.61          0.98          0.69          0.64           0.52
  Net gains (losses) on investments
    (both realized and unrealized)...         2.62          5.96          2.89          4.45         (0.51)          1.68
                                       -----------   -----------   -----------   -----------   -----------   ------------
    Total from investment
      operations.....................         3.40          6.57          3.87          5.14          0.13           2.20
                                       -----------   -----------   -----------   -----------   -----------   ------------
Less distributions
  Dividends (from net investment
    income)..........................        (0.88)        (1.00)        (0.04)        (0.65)        (0.64)         (0.52)
  Distributions (from realized
    capital gains)...................        (3.67)        (1.91)         0.00         (0.41)        (0.39)         (0.81)
                                       -----------   -----------   -----------   -----------   -----------   ------------
    Total distributions..............        (4.55)        (2.91)        (0.04)        (1.06)        (1.03)         (1.33)
                                       -----------   -----------   -----------   -----------   -----------   ------------
Net asset value, end of period.......  $     25.95   $     27.10   $     23.44   $     19.61   $     15.53   $      16.43
                                       ===========   ===========   ===========   ===========   ===========   ============
    Total return.....................        12.63%        31.26%        19.76%        33.12%         0.78%         14.14%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period............  $19,801,487   $20,720,886   $18,572,347   $18,091,035   $16,204,925   $151,330,311
Ratio of net investment income to
  average net assets.................         1.88%         2.20%         2.79%         3.54%         3.53%          3.22%
Ratio of expenses to average net
  assets.............................         0.76%         0.59%         0.55%         0.56%         0.48%          0.46%
Portfolio turnover rate..............        27.71%        29.32%        29.37%        26.80%        32.48%         28.48%

                                                  FOR THE YEARS ENDED DECEMBER 31,
                                       ------------------------------------------------------
                                           1992           1991          1990          1989
                                       ------------   ------------   -----------   ----------
Net asset value, beginning of
  period.............................  $      14.64   $      12.70   $     14.26   $    12.67
                                       ------------   ------------   -----------   ----------
Income from investment operations
  Net investment income..............          0.59           0.64          0.54         0.64
  Net gains (losses) on investments
    (both realized and unrealized)...          0.92           1.94         (1.50)        2.20
                                       ------------   ------------   -----------   ----------
    Total from investment
      operations.....................          1.51           2.58         (0.96)        2.84
                                       ------------   ------------   -----------   ----------
Less distributions
  Dividends (from net investment
    income)..........................         (0.59)         (0.64)        (0.60)       (0.64)
  Distributions (from realized
    capital gains)...................          0.00*          0.00*         0.00        (0.61)
                                       ------------   ------------   -----------   ----------
    Total distributions..............         (0.59)         (0.64)        (0.60)       (1.25)
                                       ------------   ------------   -----------   ----------
Net asset value, end of period.......  $      15.56   $      14.64   $     12.70   $    14.26
                                       ============   ============   ===========   ==========
    Total return.....................         10.31%         20.31%        (6.73%)      22.42%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period............  $121,540,392   $118,114,947   $99,878,151   $6,185,876
Ratio of net investment income to
  average net assets.................          3.68%          4.46%         5.39%        4.66%
Ratio of expenses to average net
  assets.............................          0.46%          0.49%         0.52%        0.88%
Portfolio turnover rate..............         35.62%         25.84%         8.89%       19.55%

---------------

* Less than $.01 per share.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of MONY Series Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Equity Income Portfolio (one of the portfolios constituting MONY Series Fund, Inc.), which is available for purchase by the Keynote Series Account, at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Series Fund, Inc.'s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
February 12, 1999

                             MONY SERIES FUND, INC.
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019

DIRECTORS AND PRINCIPAL OFFICERS
Kenneth M. Levine                              Chairman, President and Director
Joel Davis                                     Director
Michael J. Drabb                               Director
Alan J. Hartnick                               Director
Floyd L. Smith                                 Director
Edward E. Hill                                 Vice President-Compliance
David V. Weigel                                Treasurer
John P. Keller                                 Controller
Frederick C. Tedeschi                          Secretary
INVESTMENT ADVISER
MONY Life Insurance Company of America
1740 Broadway
New York, New York 10019
PRINCIPAL UNDERWRITER AND DISTRIBUTOR
MONY Securities Corporation
1740 Broadway
New York, New York 10019
CUSTODIAN
Chase Manhattan Bank
4 New York Plaza
New York, New York 10004
TRANSFER AGENT
MONY Life Insurance Company
1740 Broadway
New York, New York 10019
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

              V

   LOGO

   MONY LIFE INSURANCE COMPANY
   One MONY Plaza
   PO Box 48-30
   Syracuse, New York 13221

                     MONY Life Insurance Company, New York, NY